Impairment Charges (Tables)	12 Months Ended
Dec. 25, 2011
Impairment Charges and Intangible Assets [Abstract]
Components of the impairment charges

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Equipment	$2,997	$2,655	$—
Vessels	—	—	1,867

Total	$2,997	$2,655	$1,867